Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policy on the Timing of Awards of Options and Other Option-Like Instruments

We generally grant annual equity awards, including stock option grants to our named executive officers, in the first quarter of each fiscal year. This grant date timing coincides with our calendar-year-based employee review cycle, allowing managers to deliver the equity awards close in time to performance reviews and feedback. In addition, new hires receive equity grants at the time of their hiring. During 2025 the Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, we did not grant stock options to our Named Executive Officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that discloses material nonpublic information.

Award Timing Method	We generally grant annual equity awards, including stock option grants to our named executive officers, in the first quarter of each fiscal year
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false